Document and Entity Information	0 Months Ended
Nov. 24, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 24, 2014
Entity Registrant Name	EGA Emerging Global Shares Trust
Entity Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Nov. 24, 2014
Document Effective Date	Nov. 24, 2014
Prospectus Date	Jul. 29, 2014
EGShares Low Volatility Emerging Markets Dividend ETF | EGShares Low Volatility Emerging Markets Dividend ETF
Risk/Return:
Trading Symbol	HILO